Net Loss Per Ordinary Share Attributable to Nexera Technologies Ltd - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Abstract]
Net loss attributable to Nexera Technologies Ltd. shareholders		$ (3,677)		$ (7,804)	$ (4,598)
Shares of ordinary share used in computing basic net loss per share	[1]	45,357		2,753	383
Shares of ordinary share used in computing diluted net loss per share	[1]	45,357		2,753	383
Basic net loss per ordinary share attributable to Nexera	[1]	$ (81.07)		$ (2,835.12)	$ (12,010.49)
Diluted net loss per ordinary share attributable to Nexera		$ (81.07)	[1]	$ (2,835.12)	$ (12,010.49)	[1]

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share splits effected in November 2024, June 2025 and February 2026. See Note 1(d).